Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
HubPages, Inc. [Member]
Income Taxes

5. Income Taxes

The provision for income taxes in interim periods is computed by applying an estimated annual effective tax rate against earnings before income tax expense for the period. In addition, non-recurring or discrete items are recorded during the period in which they occur.

The Company did not record a provision for income taxes during the six months ended June 30, 2018 and December 31, 2017 as the Company’s taxable income for 2017 was fully offset by net operating loss carryforwards generated in previous years that reduced the Company’s taxable income to zero. For 2018, it is expected that utilization of the net operating loss carryforwards will reduce taxable income to zero.

The Company is required to establish a valuation allowance for deferred tax assets if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Based on available evidence, realization of deferred tax assets is dependent upon the generation of future taxable income. The Company considered projected future taxable income, tax planning strategies, and reversal of taxable temporary differences in making this assessment. As such, the Company has determined that a full valuation allowance is required as of June 30, 2018 and December 31, 2017.

There were no unrecognized tax benefits as of June 30, 2018 and December 31, 2017.

5. Income Taxes

The Company did not record a provision for income taxes during the years ended December 31, 2017 or 2016 as the Company’s taxable income for both years was fully offset by net operating loss carryforwards generated in previous years that reduced the Company’s taxable income to zero.

Total gross deferred tax assets as of December 31, 2017 and 2016 were approximately $2,190,000 and approximately $3,170,000, respectively. Total gross deferred tax liabilities as of December 31, 2017 and 2016 were approximately $520,000 and approximately $480,000, respectively. The most significant component of deferred tax assets are Federal and state net operating loss carryforwards. The Company files taxes under the cash method so significant components of both deferred tax assets and deferred tax liabilities also include adjustments to the cash basis for operating assets and liabilities. For the year ended December 31, 2017, approximately $720,000 of the decrease in the gross deferred tax assets was attributable to a change in the enacted federal corporate tax rate in the United States.

There were no unrecognized tax benefits as of December 31, 2017 or 2016.

As of December 31, 2017, the Company has remaining Federal and state of California net operating loss carryforwards of approximately $6,530,000 and $6,360,000, respectively. The Federal loss carryforward begins to expire in 2026 and the state carryforward begins to expire in 2021.

Under Section 382 and 383 of the Internal Revenue Code of 1986, as amended (“Section 382”), a corporation that undergoes an “ownership change” is subject to limitations on its ability to utilize its pre-change net operating losses, or tax credits to offset future taxable income. The Company has not performed a full study of potential ownership changes but does not believe there are limitations on the utilization of the Company’s net operating loss carryforwards under Section 382.

The Company has assessed its ability to realize its deferred tax assets as of December 31, 2017 and 2016. Despite the Company recording net income in both the years ended December 31, 2017 and 2016, based on a history of losses and uncertainties surrounding the Company’s ability to generate future taxable income to realize these deferred tax assets, the Company has determined it is more-likely-than-not that the net deferred tax assets are not fully realizable as of December 31, 2017 or 2016, and therefore a full valuation allowance has been recorded. The valuation allowance decreased by approximately $1,020,000 and approximately $60,000 during the years ended December 31, 2017 and 2016, respectively. The total valuation allowance was $1,670,000 and $2,690,000 at December 31, 2017 and 2016, respectively.